Risk management (Tables)	12 Months Ended
Dec. 31, 2023
Risk management [abstract]
Outstandings per line of business

Outstandings per line of business (*)[1,2,3]
in € million		Wholesale Banking		Retail Benelux		Retail Challengers & Growth Markets		Corporate Line		Total
Rating class		2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Investment grade	1 (AAA)	52,665	89,686	310	324	34,373	32,492	2,284	2,529	89,631	125,032
	2-4 (AA)	67,034	49,320	7,089	7,871	52,566	40,498	6	12	126,694	97,701
	5-7 (A)	95,320	79,292	44,026	45,471	88,051	61,422	147	320	227,543	186,504
	8-10 (BBB)	123,081	129,709	118,340	117,172	27,955	56,046	2,357	2,833	271,733	305,760
Non-Investment grade	11-13 (BB)	57,348	56,409	57,652	55,945	36,756	46,657		4	151,756	159,016
	14-16 (B)	12,234	13,693	16,872	14,224	12,459	11,662			41,565	39,579
	17 (CCC)	1,122	1,858	2,129	2,021	985	1,014	392	299	4,628	5,192
Performing Restructuring loans	18 (CC)	2,523	3,564	1,363	1,304	594	519			4,481	5,386
	19 (C)	535	731	876	962	437	490			1,848	2,183
Non-performing loans	20-22 (D)	4,051	4,354	4,586	4,762	3,036	2,592			11,673	11,708
Total		415,914	428,616	253,241	250,056	257,211	253,391	5,186	5,997	931,552	938,061

Industry
Private Individuals		2,330	32	165,447	163,243	193,610	191,556			361,387	354,831
Central Banks		70,139	80,006			21,740	23,541	2,269	1,495	94,147	105,043
Natural Resources		40,511	44,695	1,259	1,160	624	694			42,394	46,549
Real Estate		24,904	26,426	23,675	22,648	2,936	3,439			51,515	52,513
Commercial Banks		37,342	42,036	177	194	6,006	5,721	2,515	2,911	46,040	50,862
Non-Bank Financial Institutions		55,313	54,274	1,400	1,379	890	504	286	438	57,889	56,594
Central Governments		45,316	41,622	2,124	2,880	5,180	3,838	1	1,016	52,621	49,356
Transportation & Logistics		27,106	25,474	4,105	4,038	1,679	1,471			32,890	30,982
Utilities		23,324	22,683	2,024	1,865	160	150			25,509	24,698
Food, Beverages & Personal Care		13,503	13,681	7,307	7,356	2,576	2,585			23,386	23,623
Services		9,128	9,926	11,596	11,606	1,276	981	24	33	22,023	22,546
General Industries		12,039	11,731	5,680	5,753	3,406	3,381			21,126	20,865
Lower Public Administration		6,211	6,020	6,885	5,921	10,608	9,725			23,704	21,666
Other		48,748	50,009	21,563	22,014	6,519	5,805	92	104	76,922	77,932
Total		415,914	428,616	253,241	250,056	257,211	253,391	5,186	5,997	931,552	938,061

Outstandings per line of business (*) - continued[1,2,3]
	in € million	Wholesale Banking		Retail Benelux		Retail Challengers & Growth Markets		Corporate Line		Total
	Region	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Europe	Netherlands	54,938	61,143	155,792	154,253	390	254	2,366	2,898	213,486	218,548
	Belgium	24,171	27,144	90,450	88,767	1,294	669	7		115,921	116,580
	Germany	26,152	24,441	478	463	128,407	127,764	31	63	155,067	152,730
	Poland	20,346	16,350	9	49	28,962	26,831			49,317	43,229
	Spain	11,047	10,491	109	71	27,049	25,649	35	25	38,240	36,237
	United Kingdom	28,587	27,735	150	152	125	185	112	107	28,974	28,179
	Luxembourg	23,805	26,113	4,880	4,953	677	639		15	29,363	31,720
	France	21,528	18,484	698	643	2,410	4,448	14	1	24,650	23,576
	Rest of Europe	65,157	77,814	367	400	20,001	18,750	32	24	85,558	96,989
	America	78,851	80,444	201	190	1,841	1,795	222	358	81,114	82,786
	Asia	49,851	46,291	69	73	90	121	2,365	2,504	52,374	48,989
	Australia	9,409	9,817	14	16	45,963	46,281	2	2	55,389	56,116
	Africa	2,071	2,348	24	28	2	5			2,098	2,381
	Total	415,914	428,616	253,241	250,056	257,211	253,391	5,186	5,997	931,552	938,061
1 Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
2  Based on the total amount of credit risk in the respective column using ING’s internal credit risk measurement methodologies. Economic sectors (industry) below 2% are not shown separately but grouped in Other.

3 Geographical areas are based on country of residence, except for private individuals for which the geographical areas are based on the primary country of risk.

Outstandings by economic sectors and geographical area

Outstandings by economic sectors and geographical area (*) [1]
in € million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	Luxembourg	France	Rest of Europe	America	Asia	Australia	Africa	2023
Private Individuals	116,530	44,637	103,151	14,860	25,452	128	3,347	2,472	14,179	149	121	36,340	20	361,387
Central Banks	31,017	9,756	18,945	2,530	489	4,335	4,853		6,166		13,668	2,379	9	94,147
Natural Resources	2,623	1,346	1,017	685	129	3,789	2,511	429	10,608	8,237	9,785	941	295	42,394
Real Estate	16,907	10,986	1,111	2,184	1,551	420	3,563	2,901	3,492	3,323	1,367	3,709		51,515
Commercial Banks	1,217	404	4,050	601	353	4,488	5,070	4,155	6,757	9,833	8,182	719	210	46,040
Non-Bank Financial Institutions	2,573	1,457	5,710	2,532	652	6,837	4,631	4,274	4,269	20,118	3,884	950		57,889
Central Governments	1,620	9,046	699	8,614	5,491	41	79	2,255	9,384	13,752	520	526	593	52,621
Transportation & Logistics	3,860	2,198	1,277	1,598	658	2,113	596	784	8,177	3,511	7,044	456	618	32,890
Utilities	2,419	1,634	3,516	792	912	2,723	480	619	4,469	4,424	1,306	2,041	173	25,509
Food, Beverages & Personal Care	7,138	3,127	550	2,242	490	540	1,505	1,250	2,455	2,652	1,140	281	18	23,386
Services	5,073	8,463	1,725	1,325	71	745	502	380	1,052	1,576	469	642		22,023
General Industries	5,746	2,604	1,193	2,827	333	199	649	287	3,661	2,848	761	18		21,126
Lower Public Administration	253	6,607	5,349	669	350		249	3,488	356	1,550	7	4,826		23,704
Other	16,510	13,657	6,774	7,858	1,309	2,615	1,326	1,356	10,532	9,141	4,120	1,562	163	76,922
Total	213,486	115,921	155,067	49,317	38,240	28,974	29,363	24,650	85,558	81,114	52,374	55,389	2,098	931,552

Rating class
Investment grade	170,067	71,730	136,675	31,772	29,583	24,299	24,083	18,692	56,404	63,652	44,481	44,139	24	715,602
Non-Investment grade	40,399	40,236	16,929	15,785	8,134	4,508	5,013	5,713	25,967	16,003	6,770	10,715	1,776	197,949
Performing restructuring	1,433	799	349	830	230	2	105	122	1,983	245	72	132	26	6,327
NPL grade	1,587	3,156	1,114	929	293	165	162	124	1,205	1,213	1,051	403	272	11,673
Total	213,486	115,921	155,067	49,317	38,240	28,974	29,363	24,650	85,558	81,114	52,374	55,389	2,098	931,552
1 Geographical areas are based on country of residence, except for private individuals for which the geographical areas are based on the primary country of risk.

Outstandings by economic sectors and geographical area (*) [1]
in € million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	Luxembourg	France	Rest of Europe	America	Asia	Australia	Africa	2022
Private Individuals	114,625	44,193	101,529	13,767	24,865	138	3,486	2,731	13,654	161	131	35,528	24	354,831
Central Banks	35,202	14,338	21,041	1,060	347	427	6,820	35	18,092		4,962	2,695	24	105,043
Natural Resources	3,084	1,356	809	746	169	4,442	2,764	470	12,154	8,771	10,398	1,028	361	46,549
Real Estate	17,586	10,112	1,388	2,374	1,391	413	3,797	3,155	3,378	3,474	1,180	4,263	2	52,513
Commercial Banks	1,358	265	3,974	551	402	4,933	4,480	4,371	6,368	9,945	12,041	1,765	409	50,862
Non-Bank Financial Institutions	2,710	1,041	5,054	2,299	99	8,229	4,489	3,220	4,495	19,971	4,091	896		56,594
Central Governments	3,342	7,716	1,179	6,578	4,578	46	175	1,797	8,444	13,979	333	636	551	49,356
Transportation & Logistics	3,967	2,183	608	1,300	690	1,787	583	733	7,808	3,378	6,806	531	608	30,982
Utilities	1,551	1,630	2,814	679	1,227	2,953	572	980	4,302	4,347	1,545	1,897	200	24,698
Food, Beverages & Personal Care	7,249	3,002	573	2,334	475	739	1,667	469	2,668	3,245	942	248	13	23,623
Services	4,819	8,816	1,254	1,101	67	685	808	1,066	1,120	1,821	357	632		22,546
General Industries	5,430	2,689	1,007	2,849	311	330	604	245	3,152	2,926	1,311	9		20,865
Lower Public Administration	272	5,638	5,197	644	200		313	3,126	402	1,310		4,564		21,666
Other	17,353	13,602	6,302	6,946	1,416	3,058	1,164	1,179	10,952	9,457	4,891	1,424	188	77,932
Total	218,548	116,580	152,730	43,229	36,237	28,179	31,720	23,576	96,989	82,786	48,989	56,116	2,381	938,061

Rating class
Investment grade	174,971	76,244	130,285	27,501	28,556	23,160	26,053	17,545	64,884	64,206	39,903	41,476	213	714,997
Non-Investment grade	40,325	36,036	20,967	14,596	7,330	4,634	5,442	5,814	27,617	17,615	7,638	13,914	1,858	203,786
Performing restructuring	1,508	984	579	422	105	41	80	16	2,903	311	124	257	239	7,569
Non-performing loans	1,743	3,316	899	710	246	344	145	201	1,584	654	1,325	470	72	11,708
Total	218,548	116,580	152,730	43,229	36,237	28,179	31,720	23,576	96,989	82,786	48,989	56,116	2,381	938,061
1 Geographical areas are based on country of residence, except for private individuals for which the geographical areas are based on the primary country of risk.

Cover values including guarantees received

Cover values including guarantees received (*)
in € million		Cover type and value				Collateralisation
2023	Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No Cover	Partially covered	Fully covered
Consumer lending	360,124	804,994	22,401	25,269	29,070	6.2%	2.0%	91.8%
Business lending	363,826	162,491	26,333	115,944	428,531	35.2%	22.5%	42.3%
Investment and money market	158,506			1,040	549	99.0%	0.6%	0.4%
Total lending, investment and money market	882,455	967,485	48,735	142,252	458,149	34.8%	10.2%	55.0%
of which NPL	11,653	8,880	1,609	3,204	9,241	25.7%	26.9%	47.4%
Pre-settlement	49,096
Total Group	931,552

Cover values including guarantees received (*)
in € million		Cover type and value				Collateralisation
2022	Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No Cover	Partially covered	Fully covered
Consumer lending	353,323	700,961	5,626	24,231	42,817	6.2%	7.6%	86.2%
Business lending	379,405	167,122	29,501	118,294	438,864	37.5%	22.3%	40.2%
Investment and money market	141,432		5	1,213	2	99.1%	0.6%	0.3%
Total lending, investment and money market	874,160	868,083	35,132	143,738	481,683	34.8%	12.9%	52.3%
of which NPL	11,637	7,738	1,007	3,648	3,045	25.2%	25.7%	49.2%
Pre-settlement	63,901
Total	938,061

Information about credit quality of financial assets

Credit quality outstandings (*)
in € million	2023	2022
Performing not past due	795,942	799,990
Business lending performing past due	8,825	7,659
Consumer lending performing past due	846	780
Non-performing	11,653	11,691
Total lending and investment	817,266	820,120
Money market	65,189	54,039
Pre-settlement	49,096	63,901
Total	931,552	938,061

Aging analysis (past due but performing)

Ageing analysis (past due but performing): Consumer lending portfolio by geographic area, outstandings (*)
	in € million	2023				2022
	Region	Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Total	Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Total
Europe	Belgium	223	43	29	295	294	27	18	339
	Germany	89	40	18	147	68	34	13	116
	Poland	76	8	5	89	59	8	4	71
	Netherlands	67	24	6	97	36	10	5	51
	Luxembourg	21	2	2	25	43	4	2	48
	Spain	19	13	6	38	13	9	5	27
	Rest of Europe	64	19	12	94	62	16	8	86
	America	1			1	1			1
	Asia				1
	Australia	43	15	1	59	29	11	2	42
	Total	602	164	79	846	604	119	57	780

Ageing analysis (past due but performing): Business lending portfolio by geographic area, outstandings (*)
	in € million	2023				2022
	Region	Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Total	Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Past due for >90 days	Total
Europe	Belgium	929	98	11	1,037	579	49	10		639
	United Kingdom	623	659	128	1,410	1,147	77	512		1,736
	Luxembourg	577	8	11	596	302	1			303
	Netherlands	509	10	12	531	730	30	15		775
	Poland	346	26	10	383	279	35	14		329
	France	58	132		190	83	6			90
	Germany	131	110	1	242	44	16			60
	Rest of Europe	972	2	2	977	474	239	1	1	715
	America	2,508	101	41	2,650	1,901	67	19		1,986
	Asia	284		22	306	553	48			601
	Australia	501	1		502	359	61	4	2	426
	Total	7,437	1,148	240	8,825	6,452	629	575	4	7,659

Summary forborne portfolio

Summary Forborne portfolio (*)
in € million	2023				2022
Business line	Outstandin gs	Of which: performi ng	Of which: non- performing	% of total portfolio	Outstandin gs	Of which: performi ng	Of which: non- performing	% of total portfolio
Wholesale Banking	6,063	3,919	2,144	1.8%	8,359	5,880	2,478	2.7%
Retail Banking	7,026	4,128	2,898	1.4%	8,080	4,973	3,107	1.6%
Total	13,089	8,047	5,042	1.5%	16,438	10,853	5,585	2.0%

Summary Forborne portfolio by forbearance type (*)
in € million	2023				2022
Forbearance type	Outstandin gs	Of which: performi ng	Of which: non- performing	% of total portfolio	Outstandin gs	Of which: performi ng	Of which: non- performing	% of total portfolio
Loan modification	11,881	7,550	4,331	1.4%	15,317	10,428	4,889	1.9%
Refinancing	1,208	497	711	0.1%	1,121	426	695	0.1%
Total	13,089	8,047	5,042	1.5%	16,438	10,853	5,585	2.0%

Wholesale Banking: Forborne portfolio by geographical area (*)
	in € million	2023			2022
	Region	Outstandings	Of which: performing	Of which: non-	Outstandings	Of which: performing	Of which: non-
				performing			performing
Europe	Netherlands	361	301	60	720	630	90
	Belgium	454	446	8	659	651	8
	Germany	288	148	139	580	466	115
	United Kingdom	583	425	158	1,044	721	323
	Italy	54	19	34	205	157	48
	Norway	6	0	6	33	0	33
	Poland	520	519	0	203	189	14
	Rest of Europe	1,421	1,142	279	2,176	1,749	427
	America	1,025	532	493	1,353	1,032	321
	Asia	1,198	277	921	1,107	143	964
	Australia	87	87	0	217	132	85
	Africa	68	23	45	61	10	51
	Total	6,063	3,919	2,144	8,359	5,880	2,478

Wholesale Banking: Forborne portfolio by economic sector (*)
in € million	2023			2022
Industry	Outstandings	Of which: performing	Of which: non- performing	Outstandings	Of which: performing	Of which: non- performing
Natural Resources	788	321	467	1,239	603	636
Real Estate	1,320	1,254	66	2,000	1,917	84
Transportation & Logistics	315	175	139	1,073	868	205
Food, Beverages & Personal Care	866	465	401	1,082	543	539
Services	284	254	30	697	665	32
Automotive	138	98	40	172	125	46
Utilities	510	255	255	469	255	214
General Industries	145	74	71	255	176	80
Retail	282	104	178	302	227	76
Chemicals, Health & Pharmaceuticals	571	559	11	191	168	23
Builders & Contractors	133	72	61	168	94	74
Other	712	287	425	710	240	469
Total	6,063	3,919	2,144	8,359	5,880	2,478

Retail Banking: Forborne portfolio by geographical area (*)
	in € million	2023			2022
	Region	Outstandings	Of which: performing	Of which: non-	Outstandings	Of which: performing	Of which: non-
				performing			performing
Europe	Netherlands	1,483	981	502	2,832	2,043	789
	Belgium	2,153	838	1,315	2,644	1,331	1,314
	Germany	1,309	1,064	246	804	610	194
	Poland	852	522	330	588	309	279
	Türkiye	25	15	10	64	31	32
	Italy	123	51	71	131	52	79
	Romania	135	49	86	124	53	71
	Spain	138	118	21	35	15	20
	Rest of Europe	88	58	30	73	48	25
	America	21	20		13	12
	Asia	2	1	1	3	1	1
	Australia	697	411	286	768	467	302
	Africa				1
	Total	7,026	4,128	2,898	8,080	4,973	3,107

Non-performing loans: outstandings

Non-performing Loans: outstandings by economic sector and business lines (*)[1]
in € million	Wholesale Banking		Retail Benelux		Retail Challengers & Growth Markets		Total
Industry	2023	2022	2023	2022	2023	2022	2023	2022
Private Individuals	4		2,210	2,174	2,206	1,954	4,419	4,129
Natural Resources	669	1,369	60	34	25	17	754	1,421
Food, Beverages & Personal Care	565	672	363	438	157	122	1,085	1,233
Transportation & Logistics	437	367	69	165	65	51	572	583
Services	101	119	415	448	66	61	582	628
Real Estate	592	172	398	486	64	54	1,053	712
General Industries	111	114	270	268	115	100	497	482
Builders & Contractors	124	139	291	244	162	110	577	493
Retail	207	98	121	107	67	39	395	244
Utilities	331	387	12	7	6	7	348	401
Chemicals, Health & Pharmaceuticals	101	175	97	115	35	20	233	310
Telecom	378	288	9	12	3	3	390	303
Other	412	440	270	260	66	52	748	753
Total	4,034	4,340	4,583	4,759	3,036	2,592	11,653	11,691
1 Based on lending and investment outstandings.

Non-performing Loans: outstandings by economic sectors and geographical area (*)
in € million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	France	Luxembourg	Rest of Europe	America	Asia	Australia	Africa	2023
Private Individuals	609	1,535	885	225	235	3	8	45	489	2	2	380	1	4,419
Natural Resources	30	60	1	23				55	164	31	369		20	754
Food, Beverages & Personal Care	281	157	1	131		139	7		158	82	128			1,085
Transportation & Logistics	110	50	2	51	47	20		1	168	49	1	2	72	572
Services	121	342	2	55	2		3	8	13	37				582
Real Estate	40	297	53	55	9		36	16	7	519		21		1,053
General Industries	145	127	49	99			2	7	24	42				497
Builders & Contractors	113	181	2	135				22	91	32				577
Retail	51	82	36	52			2		14	149	7			395
Utilities	14	5		21					18	153	138			348
Chemicals, Health & Pharmaceuticals	31	77	13	25			64		11	12				233
Telecom	12	1	28	3					13	56	277			390
Other	28	239	42	55		2	1	6	23	46	128		179	748
Total	1,586	3,153	1,114	929	293	165	124	162	1,193	1,210	1,050	403	272	11,653

Non-performing Loans: outstandings by economic sectors and geographical area (*)
in € million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	France	Luxembourg	Rest of Europe	America	Asia	Australia	Africa	2022
Private Individuals	574	1,538	739	185	194	4	11	36	470	3	4	370	1	4,129
Natural Resources	57	33		14				53	432	77	649	85	21	1,421
Food, Beverages & Personal Care	310	179	24	109		173	7		228	77	126			1,233
Transportation & Logistics	232	58	1	36	47	20		2	154	24	7	1		583
Services	136	375	2	43	5		3	2	21	40				628
Real Estate	89	376		54		84	25	19	7	47		11		712
General Industries	127	142	17	78			31	2	26	58				482
Builders & Contractors	65	187	2	86				20	101	32				493
Retail	31	85	38	26			18	1	13	22	7	2		244
Utilities	6	6	26	23					17	194	129			401
Chemicals, Health & Pharmaceuticals	51	100	2	15		14	100		28					310
Telecom	24	1		3						5	270			303
Other	40	232	48	38		50		10	79	75	130		51	753
Total	1,742	3,312	899	710	246	344	196	145	1,578	654	1,324	470	72	11,691

Gross carrying amount per IFRS 9 stage and rating class

Gross carrying amount per IFRS 9 stage and rating class (*)[1,2,3]
in € million		12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
2023
Rating class		Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions
Investment grade	1 (AAA)	87,071	1	439				87,510	1
	2-4 (AA)	132,159	8	2,553	2			134,711	9
	5-7 (A)	231,018	24	6,188	6			237,206	30
	8-10 (BBB)	302,967	85	17,004	24			319,971	108
Non-Investment grade	11-13 (BB)	157,387	226	19,273	93			176,661	319
	14-16 (B)	26,414	164	19,336	455			45,750	618
	17 (CCC)	617	10	4,125	233			4,742	242
Performing Restructuring	18 (CC)			4,617	402			4,617	402
	19 (C)			1,919	221			1,919	221
Non-performing loans	20-22 (D)					11,956	3,887	11,956	3,887
Total		937,633	517	75,454	1,435	11,956	3,887	1,025,043	5,839
1 Compared to the credit risk portfolio, the differences are mainly undrawn committed amounts (€151billion) and other positions (€9 billion) not included in credit outstandings and non-IFRS 9 eligible assets (€67 billion, mainly pre-settlement exposures) included in credit outstandings but not in the gross carrying amounts.
2 Includes impact from change in accounting policy as disclosed in table Changes in gross carrying amounts and loan loss provisions.
3 Stage 3 lifetime credit impaired provision includes €11 million on purchased or originated credit impaired.

Gross carrying amount per IFRS 9 stage and rating class (*)[1,2]
in € million		12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
2022
Rating class		Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions
Investment grade	1 (AAA)	100,885	2	284				101,169	2
	2-4 (AA)	98,181	5	2,493	1			100,675	6
	5-7 (A)	177,617	23	4,596	4			182,214	27
	8-10 (BBB)	321,308	98	14,714	29			336,023	127
Non-Investment grade	11-13 (BB)	155,910	277	17,365	91			173,275	368
	14-16 (B)	23,649	168	19,386	471			43,035	639
	17 (CCC)	7,671	8	4,572	194			12,244	202
Performing Restructuring	18 (CC)			5,198	595			5,198	595
	19 (C)			2,116	293			2,116	293
Non-performing loans	20-22 (D)					11,708	3,841	11,708	3,841
Total		885,222	581	70,725	1,679	11,708	3,841	967,655	6,101
1 Compared to the credit risk portfolio, the differences are mainly undrawn committed amounts (€150.1 billion) and other positions (€4.4 billion) not included in credit outstandings and non-IFRS 9 eligible assets (€116.1 billion, mainly guarantees, letters of credit and pre-
settlement exposures) included in credit outstandings but not in the gross carrying amounts.
2 IAS 37 provisions are established for non-credit replacement guarantees not in the scope of IFRS 9. Total IAS 37 provisions (€109 million) are excluded.

Changes in loan loss provisions and gross carrying amounts

Changes in gross carrying amounts and loan loss provisions (*)[1,2]
in € million	12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
2023	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions
Opening balance	885,222	581	70,725	1,679	11,708	3,841	967,655	6,101
Impact of changes in accounting policies	37,078	9	4,704	13	158	73	41,939	95
Adjusted Opening balance	922,300	590	75,429	1,692	11,866	3,914	1,009,595	6,196
Transfer into 12-month ECL (Stage 1)	11,832	28	-11,583	-239	-249	-36		-247
Transfer into lifetime ECL not credit impaired (Stage 2)	-29,470	-67	30,185	449	-716	-105		277
Transfer into lifetime ECL credit impaired (Stage 3)	-2,053	-10	-1,775	-115	3,828	978		853
Net remeasurement of loan loss provisions		-149		-94		59		-184
New financial assets originated or purchased	195,775	204					195,775	204
Financial assets that have been derecognised	-121,991	-72	-14,239	-215	-1,475	-266	-137,705	-553
Net drawdowns and repayments	-38,758		-2,525		-229		-41,511
Changes in models/risk parameters		8		10		84		102
Increase in loan loss provisions		-58		-204		714		452
Write-offs	-3	-3	-38	-38	-1,070	-1,070	-1,111	-1,111
Recoveries of amounts previously written off						71		71
Foreign exchange and other movements		-12		-15		258		231
Closing balance	937,633	517	75,454	1,435	11,956	3,887	1,025,043	5,839
1 Stage 3 lifetime credit impaired provision includes €11 million on purchased or originated credit impaired.
2 The addition to the loan provision (in the consolidated statement of profit or loss) amounts to €520 million of which €483 million related to IFRS 9 eligible financial assets, -€31 million related to non-credit replacement guarantees and €68 million to modification gains and losses on restructured financial assets.

Changes in gross carrying amounts and loan loss provisions (*)[1,2]
in € million	12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)[1]		Total
2022	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions
Opening balance	890,386	501	49,476	1,016	12,072	3,851	951,934	5,368
Transfer into 12-month ECL (Stage 1)	8,513	21	-8,105	-142	-408	-47		-168
Transfer into lifetime ECL not credit impaired (Stage 2)	-42,439	-76	43,222	730	-784	-90		564
Transfer into lifetime ECL credit impaired (Stage 3)	-3,524	-8	-1,216	-82	4,740	1,234		1,144
Net remeasurement of loan loss provisions		8		223		199		430
New financial assets originated or purchased	248,443	228					248,443	228
Financial assets that have been derecognised	-138,250	-70	-11,312	-94	-2,805	-215	-152,366	-379
Net drawdowns and repayments	-77,907		-1,340		21		-79,226
Changes in models/risk parameters		-8		13		25		30
Increase in loan loss provisions		95		648		1,106		1,849
Write-offs				-1	-1,129	-1,129	-1,129	-1,130
Recoveries of amounts previously written off						71		71
Foreign exchange and other movements		-15		16		-58		-57
Closing balance	885,222	581	70,725	1,679	11,708	3,841	967,655	6,101
1 Stage 3 Lifetime credit impaired provision includes €7 million on purchased or originated credit impaired.
2 The addition to the loan provision (in the consolidated statement of profit or loss) amounts to €1,861 million of which €1,850 million related to IFRS 9 eligible financial assets, -€3 million related to non-credit replacement guarantees and €14 million to modification gains and losses on restructured financial assets.

Financial assets modified

Financial assets modified (*)
in € million	2023	2022
Financial assets modified during the period
Amortised cost before modification	1,565	1,304
Net modification results	-75	-124

Financial assets modified since initial recognition
Gross carrying amount at 31 December of financial assets for which loss allowance has changed to 12-month measurement during the period	2,599	2,382

Management Adjustments

Management adjustments to ECL models (*)
in € million	2023	2022
Economic sector based adjustments	36	71
Inflation and interest rate increases / second-order impact adjustments	351	334
Mortgage portfolio adjustments	126	105
Other post model adjustments	64	-57
Total management adjustments	577	453

Sensitivity analysis for credit risk

Sensitivity analysis as at December 2023 (*)
		2024	2025	2026	Un-weighted ECL (€ mln)	Probability -weighting	Reportable ECL (€ mln)1
Netherlands Upside scenario	Real GDP	1.3	3.3	2.8	214	20%	310
	Unemployment	3.7	3.3	3.3
	HPI	10.4	11.2	4.0
Baseline Scenario	Real GDP	0.8	1.6	1.5	282	60%
	Unemployment	4.1	4.3	4.5
	HPI	0.9	3.0	3.9
Downside scenario	Real GDP	-1.7	-1.2	0.1	487	20%
	Unemployment	5.9	7.2	8.1
	HPI	-10.9	-7.4	3.7
Germany Upside scenario	Real GDP	1.4	3.1	1.6	472	20%	525
	Unemployment	2.6	2.0	1.7
	HPI	0.9	6.6	8.0
Baseline Scenario	Real GDP	0.5	1.3	1.2	513	60%
	Unemployment	3.0	3.0	3.0
	HPI	-1.4	3.4	4.5
Downside scenario	Real GDP	-2.4	-1.4	0.3	615	20%
	Unemployment	4.5	5.2	5.5
	HPI	-6.0	-0.8	0.4
Belgium Upside scenario	Real GDP	1.5	2.7	2.3	568	20%	619
	Unemployment	5.3	5.0	4.9
	HPI	1.3	5.6	4.5
Baseline Scenario	Real GDP	0.9	1.5	1.8	604	60%
	Unemployment	5.6	5.5	5.4
	HPI	0.4	5.2	3.9
Downside scenario	Real GDP	-1.3	-0.2	1.2	713	20%
	Unemployment	7.3	8.0	7.9
	HPI	-2.2	3.9	2.6
United States Upside scenario	Real GDP	1.8	3.2	3.4	102	20%	165
	Unemployment	4.1	3.3	3.1
	HPI	0.6	8.7	8.7
Baseline Scenario	Real GDP	0.9	1.9	2.1	144	60%
	Unemployment	4.5	4.5	4.4
	HPI	-0.7	3.5	3.3
Downside scenario	Real GDP	-1.3	-1.4	-0.1	292	20%
	Unemployment	6.6	8.2	8.8
	HPI	-4.2	-2.7	-3.0
1Excluding management adjustments.

Sensitivity analysis as at December 2022 (*)
		2023	2024	2025	Un-weighted ECL (€ mln)	Probability -weighting	Reportable ECL (€ mln)1
Netherlands Upside scenario	Real GDP	2.2	2.3	2.9	274	20%	381
	Unemployment	4.0	3.9	3.8
	HPI	13.0	11.8	2.5
Baseline Scenario	Real GDP	0.2	1.4	1.8	349	60%
	Unemployment	4.5	4.8	4.9
	HPI	3.7	3.7	2.4
Downside scenario	Real GDP	-4.2	0.7	0.9	583	20%
	Unemployment	6.4	7.8	8.7
	HPI	-8.0	-6.5	2.2
Germany Upside scenario	Real GDP	1.7	2.3	1.8	606	20%	745
	Unemployment	2.6	2.2	1.8
	HPI	0.6	3.9	6.2
Baseline Scenario	Real GDP	-0.7	1.4	1.5	726	60%
	Unemployment	3.2	3.1	3.1
	HPI	-1.8	0.9	2.7
Downside scenario	Real GDP	-4.8	0.1	1.0	942	20%
	Unemployment	4.8	5.3	5.6
	HPI	-6.2	-3.3	-1.4
Belgium Upside scenario	Real GDP	1.7	2.1	2.1	535	20%	596
	Unemployment	5.5	5.5	5.3
	HPI	2.3	2.6	3.1
Baseline Scenario	Real GDP	—	1.6	1.8	584	60%
	Unemployment	6.1	6.3	6.1
	HPI	1.4	2.2	2.5
Downside scenario	Real GDP	-3.2	1.0	1.5	692	20%
	Unemployment	7.5	8.5	8.4
	HPI	-1.2	0.9	1.2
United States Upside scenario	Real GDP	3.0	1.5	3.4	100	20%	221
	Unemployment	3.4	2.8	2.5
	HPI	3.7	7.4	8.1
Baseline Scenario	Real GDP	0.2	1.1	2.3	188	60%
	Unemployment	4.3	4.4	3.9
	HPI	2.5	2.2	2.8
Downside scenario	Real GDP	-4.1	0.2	0.6	442	20%
	Unemployment	6.4	7.7	8.2
	HPI	-1.2	-3.8	-3.5
1 Excluding management adjustments.

Reconciliation of model ECL to total ECL	. This
reconciles as follows to the reported ECLs:

Reconciliation of model (reportable) ECL to total ECL (*)
in € million	2023	2022
Total reportable collective provisions	2,856	3,209
ECL from individually assessed impairments	2,406	2,439
ECL from management adjustments	577	453
Total ECL	5,839	6,101

Asset class category average threshold investment grade

Quantitative SICR thresholds (*)
	2023		2022
Average threshold ratio	Investment grade (rating grade 1-10)	Non-investment grade (rating grade 11-17)	Investment grade (rating grade 1-10)	Non-investment grade (rating grade 11-17)
Asset class category
Mortgages	2.5	2.3	2.7	2.3
Consumer Lending	2.9	2.1	2.8	1.8
Business Lending	2.7	2.1	2.8	2.1
Governments and Financial Institutions	3.0	1.9	3.0	1.9
Other Wholesale Banking	2.8	1.8	2.8	1.9

Net interest income (NII) at risk	The NII-at-Risk is primarily driven by the difference in sensitivity of client liabilities, mainly savings, versus the sensitivity of client assets and investments to rate changes. The investment of own funds only impacts the earnings sensitivity marginally, as only a relatively small part has to be (re)invested within the one-year horizon.

NII-at-Risk banking book per currency - year one (*)
in € million	2023		2022
	Ramped, unfloored		Ramped, unfloored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By currency
Euro	-165	155	-119	114
US dollar	-12	12	-1	2
Other	-62	69	-23	27
Total	-239	236	-142	142
EUR ramped (unfloored) is at +/- 110bps in 1 year (2022: +/-100bps)
USD ramped (unfloored) is at +/- 110bps in 1 year (2022: +/-120bps)

Net present value (NPV) at risk

NPV-at-Risk banking books per currency (*)
in € million	2023		2022
	unfloored		unfloored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By currency
Euro	-291	-645	392	-926
US dollar	186	-178	137	-147
Other	131	-146	66	-79
Total	27	-969	594	-1,153
EUR ramped (unfloored) is at +/- 110bps (2022: +/-100bps)
USD ramped (unfloored) is at +/- 110bps (2022: +/-120bps)

Non-derivative financial instruments to transition to alternative benchmarks

Non derivative Financial instruments to transition to alternative benchmarks (*)
in € million at 31 December 2023	Financial Assets non- derivative	Financial Liabilities non-derivative	Off balance sheet commitments
	Carrying value	Carrying value	Nominal value
By benchmark rate
USD LIBOR	915	16	9
WIBOR	18,064		1,021
Total	18,979	16	1,030

Non derivative Financial instruments to transition to alternative benchmarks (*)
in € million at 31 December 2022	Financial Assets non- derivative	Financial Liabilities non-derivative	Off balance sheet commitments
	Carrying value	Carrying value	Nominal value
By benchmark rate
USD LIBOR	30,040	1,637	7,644
WIBOR	22,154		1,411
Total	52,194	1,637	9,055

Derivative financial instruments to transition to alternative benchmarks

Derivative Financial instruments to transition to alternative benchmarks (*)
	31 December 2023	31 December 2022
in € million	Nominal value	Nominal value
By benchmark rate[1]
USD LIBOR	151	495,318
WIBOR	77,238	136,318
Total	77,388	631,636
1 For cross-currency swaps all legs of the swap are included that are linked to a main IBOR that is significant to ING.
Disclosure of detailed information about hedging instruments

Notional amounts of Hedging instruments (*)
	31 December 2023	31 December 2022
in € million	Nominal value	Nominal value
By benchmark rate
USD LIBOR		28,316
WIBOR	89,338	57,774
ING uses the following derivative financial instruments in a fair value hedge accounting relationship:

Gross carrying value of derivatives designated under fair value hedge accounting
in EUR million	Assets 2023	Liabilities 2023	Assets 2022	Liabilities 2022
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	3,011	6,410	2,750	8,047
– Other interest derivatives	284	34	395	39

Gross carrying value of derivatives used for cash flow hedge accounting
	Assets	Liabilities	Assets	Liabilities
in EUR million	2023	2023	2022	2022
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	11,839	14,051	10,038	14,836
Hedging instrument on FX rate risk
– Cross currency swaps	324	39
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate swaps	57	0	428	168

Net banking currency exposures banking books

Foreign currency exposures banking books (*)
in € million	Foreign Investments		Hedges		Net exposures
	2023	2022	2023	2022	2023	2022
US Dollar	10,337	10,470	-3,416	-2,376	6,921	8,093
Pound Sterling	1,659	1,364	-156	-58	1,503	1,306
Polish Zloty	3,976	2,714	-1,254	-321	2,722	2,393
Australian Dollar	3,620	3,781	-2,273	-2,673	1,346	1,108
Turkish Lira	517	750	0	0	517	750
Chinese Yuan	1,815	1,871	-348	0	1,466	1,871
Russian Rouble	375	391	0	0	375	392
Romanian Leu	895	860	-134	-154	761	706
Thai Baht	1,128	1,109	-697	-699	431	410
Other currency	3,704	3,771	-2,897	-2,908	806	863
Total	28,024	27,081	-11,175	-9,189	16,849	17,892
*The FX sensitivity is expressed as the FX spot equivalent position.

Revaluation reserve equity securities at fair value through other comprehensive income

Revaluation reserve equity securities at fair value through other comprehensive income (*)
in € million	2023	2022
Positive re-measurement	1,158	1,190
Negative re-measurement	-6	-4
Total	1,152	1,187

Most important foreign exchange year-end trading positions

Most important foreign exchange year-end trading positions (*)
in € million	2023		2022
Foreign exchange		Foreign exchange
Japanese Yen	61	US Dollar	-187
Taiwan Dollar	-58	Romanian Leu	88
Romanian Leu	58	Japanese Yen	86
Chinese Yuan	49	Chinese Yuan	32
Hong Kong Dollar	-38	South Korean Won	28

Most important interest rate and credit spread sensitivities explanatory

Most important interest rate and credit spread sensitivities at year-end (*)
in € thousand	2023		2022
Interest Rate (BPV) 1		Interest Rate (BPV) 1
Euro	-309	Euro	-334
Czech koruna	71	British Pound	-95
Korean Won	-41	US Dollar	-79
US Dollar	-40	Taiwan Dollar	67
British Pound	-35	Japanese Yen	63

Credit Spread (CSO1) 2		Credit Spread (CSO1) 2
Germany	405	Netherlands	162
Netherlands	120	United States	151
Korea	-111	Japan	102
Japan	106	France	88
United Kingdom	101	Germany	87
1Basis point value (BPV) measures the impact on value of a one basis point increase in interest rates.
2Credit Spread Sensitivity (CS01) measures the impact on value of a one basis point increase in credit spreads. Exposures to supranational institutions are not assigned to a specific country.

Credit spread sensitivities per risk class and sector explanatory

Credit spread sensitivities per risk class and sector at year-end (*)
	2023		2022
in € thousand	Corporate	Financial Institutions	Corporate	Financial Institutions
Credit Spread (CSO1) [1]
Risk classes
1 (AAA)	0	0	2	-1
2–4 (AA)	12	50	-1	-7
5–7 (A)	57	50	154	-13
8–10 (BBB)	106	13	249	-11
11–13 (BB)	25	-25	7	7
14–16 (B)	17	-4	23	-4
17–22 (CCC and NPL)	-8	-20	3	-7
Not rated	0	0	0	0
Total	208	65	437	-36
1Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads.